Document and Entity Information	Jul. 19, 2022
Cover [Abstract]
Entity Registrant Name	SNAP INC
Amendment Flag	false
Entity Central Index Key	0001564408
Document Type	8-K
Document Period End Date	Jul. 19, 2022
Current Fiscal Year End Date	--12-31
Entity Incorporation State Country Code	DE
Entity File Number	001-38017
Entity Tax Identification Number	45-5452795
Entity Address, Address Line One	3000 31st Street
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	(310)
Local Phone Number	399-3339
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Class A Common Stock, par value $0.00001 per share
Trading Symbol	SNAP
Security Exchange Name	NYSE